INTEREST EXPENSE, NET	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INTEREST EXPENSE, NET

NOTE 30 — INTEREST EXPENSE, NET

For the years ended December 31, 2025, 2024 and 2023, the Company earned interest income and incurred interest expense as follows:

	Year Ended December 31,
	2025	2024	2023
Interest income
Bank and other cash	$177,218	$6,673	44,481
Total interest income	177,218	6,673	44,481

Interest expense/finance costs
Lease liabilities	(79,939)	-	(787,341)
Other interest paid – loans	(3,488,756)	(1,139,785)	(2,951,188)
Total interest expense/ finance costs	(3,568,695)	(1,139,785)	(3,738,529)

	$(3,391,477)	$(1,133,112)	(3,694,048)